Revenue and Segment Information	12 Months Ended
Dec. 31, 2017
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Revenue and Segment Information
5.	REVENUE AND SEGMENT INFORMATION

In accordance with the Group’s internal financial reporting, the Group has identified operating segments based on similar economic characteristics, products and services and delivery methods. The Group determines its operating segments based on the report reviewed by the directors of the Company, who are also the chief operating decision makers, to make strategic decisions.

Information reported to the Group’s chief operating decision makers for the purposes of resource allocation and performance assessment focuses specifically on the sales channels through which the Group’s steel wheels are sold. Accordingly, the Group categorizes its business into three operating segments, namely (i) PRC OEM sales; (ii) PRC aftermarket sales; and (iii) International sales.

•	PRC OEM sales - production and sales of steel and aluminum wheels to vehicle manufacturers in the PRC.

•	PRC aftermarket sales - production and sales of steel and aluminum wheels to distributors in the PRC.

•	International sales - production and sales of steel wheels to distributors and vehicle manufacturers outside the PRC.

The Group’s chief operating decision makers make decisions according to the operating results of each segment. Information of segment assets and liabilities is not regularly provided to nor part of the regular reports reviewed by the Group’s chief operating decision makers for the purpose of resources allocation and performance assessment. Accordingly, only segment results are presented.

Segment result represents the profit earned by each segment without adjustments of sales gross up from netting off selling expense, provision of sales rebates and discount, fair value adjustments arising from acquisition of subsidiaries and amortization of capitalized general borrowing costs of qualifying assets, unrealized profit, and without allocation of other income, gain and loss, net exchange gain (loss), selling and distribution costs, research and development expenses, administrative expenses, finance costs, income tax expenses. This is the measure reported to the chief operating decision makers for the purposes of resource allocation and assessment of segment performance.

An analysis of the Group’s revenue and segment results by operating and reportable segments for the years are as follows:

	PRC OEM sales			PRC aftermarket sales			International sales			Consolidated
	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017	2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue from external customers	814,621	856,727	1,533,044	1,203,753	1,028,018	914,303	431,361	365,916	383,182	2,449,735	2,250,661	2,830,529	435,044
Reconciliation adjustments
Gross up adjustment to reverse net off of selling expense	—	—	—	—	—	—	5,569	5,621	4,832	5,569	5,621	4,832	743
Provision of sales rebates and discount	—	—	—	(9,548)	(6,749)	(4,374)	—	—	—	(9,548)	(6,749)	(4,374)	(672)

Total consolidated net revenue, as reported	814,621	856,727	1,533,044	1,194,205	1,021,269	909,929	436,930	371,537	388,014	2,445,756	2,249,533	2,830,987	435,115

Segment result (gross profit before reconciliation)	101,014	133,315	213,091	199,929	210,240	142,612	64,709	51,607	30,148	365,652	395,162	385,851	59,304
Reconciliation adjustments
Gross up adjustment to reverse net off of selling expense	—	—	—	—	—	—	5,569	5,621	4,832	5,569	5,621	4,832	743
Provision of sales rebates and discount	—	—	—	(9,548)	(6,749)	(4,374)	—	—	—	(9,548)	(6,749)	(4,374)	(672)
Unrealized profit	5,883	(918)	1,071	—	—		—	—	—	5,883	(918)	1,071	165
Fair value adjustments arose from acquisition of subsidiaries
- Additional depreciation of property, plant and equipment	(670)	(602)	(773)	(544)	(491)	(333)	(198)	(188)	(152)	(1,412)	(1,281)	(1,258)	(193)
- Additional amortization of prepaid lease payments	(762)	(754)	(987)	(618)	(615)	(424)	(225)	(236)	(194)	(1,605)	(1,605)	(1,605)	(247)
- Amortization of capitalized general borrowing cost of qualifying assets	(360)	(1,273)	(1,801)	(292)	(1,041)	(774)	(107)	(400)	(354)	(759)	(2,714)	(2,929)	(450)

Total consolidated gross profit, as reported	105,105	129,768	210,601	188,927	201,344	136,707	69,748	56,404	34,280	363,780	387,516	381,588	58,649

Other income, gains and losses										16,410	11,680	21,171	3,254
Net exchange gain (loss)										5,793	2,546	(3,521)	(541)
Selling and distribution costs										(212,273)	(181,911)	(173,800)	(26,713)
Research and development expenses										(51,253)	(84,639)	(57,419)	(8,825)
Administrative expenses										(136,681)	(139,377)	(130,203)	(20,012)
Finance costs										(15,913)	(21,387)	(21,375)	(3,285)

(Loss) profit before taxation										(30,137)	(25,572)	16,441	2,527
Income tax credit (expense)										1,570	(352)	(7,389)	(1,136)

(Loss) profit for the year										(28,567)	(25,924)	9,052	1,391

The Group’s products can be categorized into tubed steel wheels, tubeless steel wheels, off-road steel wheels, aluminum wheels and wheel components. The categorization is mainly based on the type of vehicles to which the respective product is assembled as well as the product’s component composition. Revenue from these products is as follows:

	2015	2016	2017	2017
	RMB’000	RMB’000	RMB’000	US$’000

Tubed steel wheels	1,373,210	1,227,862	1,286,535	197,737
Tubeless steel wheels	918,191	818,488	1,242,528	190,973
Off-road steel wheels	43,403	36,593	51,451	7,908
Aluminum wheels	27,413	103,759	191,868	29,490
Wheel components	83,539	62,831	58,605	9,007

Total consolidated revenue	2,445,756	2,249,533	2,830,987	435,115

Geographical information

The Group’s operations are located in the PRC. The following table provides an analysis of the Group’s sales by geographical markets based on locations of customers:

	2015	2016	2017	2017
	RMB’000	RMB’000	RMB’000	US$’000

The PRC (country of domicile)	2,008,826	1,877,996	2,442,973	375,478
Vietnam	32,584	31,866	40,058	6,157
Thailand	55,752	49,148	35,824	5,506
Indonesia	26,134	25,556	35,597	5,471
Malaysia	30,646	25,624	33,042	5,078
South Korea	34,520	31,364	12,757	1,961
Others*	257,294	207,979	230,736	35,464

	2,445,756	2,249,533	2,830,987	435,115

*	No further analysis by countries in this category is presented because the revenue from each individual country is insignificant to the total revenue.

All the Group’s non-current assets are located in the PRC.

Information about major customers

No single customer contributed 10% or more of total sales to the Group during each of the years ended December 31, 2015, 2016 and 2017.